Document and Entity Information	Jan. 03, 2020
Cover [Abstract]
Entity Registrant Name	INFINERA Corp
Amendment Flag	false
Entity Central Index Key	0001138639
Document Type	8-K
Document Period End Date	Jan. 03, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33486
Entity Tax Identification Number	77-0560433
Entity Address, Address Line One	140 Caspian Court
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	572-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, par value $0.001 per share
Trading Symbol	INFN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false